UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21031
                                                     ---------

                    ACP Strategic Opportunities Fund II, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               --------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (610) 993-9999
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.





  ACP STRATEGIC OPPORTUNITIES
     FUND II, LLC

FINANCIAL STATEMENTS FOR THE YEAR
ENDED DECEMBER 31, 2006

2006 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY
--------------------------------------------------------------------------------

STRATEGY OBJECTIVE

The ACP Strategic Opportunities strategy seeks capital appreciation through investments focused in long/short equity hedge funds. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. In general, the strategy will maintain a net positive exposure to equity markets, though that exposure will vary based on tactical decisions and underlying manager objectives. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

2006 PERFORMANCE AND STRATEGY REVIEW

For 2006 the ACP Strategic Opportunities strategy gained 8.02% net of all fees while the S&P 500 Index grew by 15.80%. Since inception, the cumulative return of this strategy is up 30.52% net of all fees.

During 2006 the performance of our managers ranged from -4.46% to +21.75%. The laggard in the group was a short biased manager while the best performer was a manager focusing in the technology industry. We continue to maintain our focus on smaller "early stage" managers with the firm belief that this is where better returns are generated. The primary objective is to find firms with durable strategies that can deliver high risk adjusted returns under different market conditions.

During the fourth quarter of 2006, the Strategic Opportunities strategy increased in value by 2.89%. While we always would like higher returns, we are happy that our performance number for 2006 is in line with our absolute target of 6% to 12%. More importantly, the return was earned in a risk controlled manner with little exposure to overall market risks. This risk adjusted, low beta, return stream is what allows our fund to play an important diversification role within our client's overall asset allocations.

As the year ended, our strategy was 75% long and 42% short resulting in a net long exposure of 33% and a gross invested exposure of 117%. All of our managers invest primarily in publicly traded, equity based securities.

The market rally that began in mid-July continued through year-end and left many active managers behind. For the year, the major indices finished in the top quartile of all managers... or put another way...at least 75% of active traditional managers underperformed their benchmarks. It seemed as if the money coming into the market was focused on acquiring overall equity exposure rather than buying shares of individual companies. Why this happened is up for discussion. Maybe it was the huge amount of global liquidity sloshing towards the U.S. market or maybe it was because of investor's newfound love affair with ETF's. Either way, this type of market makes it difficult for managers who base their stock purchases on individual company fundamentals. It makes it even harder for managers like ours who are both long and short because idiosyncratic factors are not driving prices.

HEDGE FUND BENCHMARKS

We are continually asked by prospective investors about what benchmark they should use when evaluating the performance of our strategy. While the choices are many, my answer is usually that rather than focusing on how we do relative to an index they should compare our performance to an absolute goal, both in terms of returns and volatility. The reason for my answer is that many of the hedge fund indices include funds or strategies that look nothing like ours hence there is no reason we should be

1235 Westlakes Drive Suite 130 Berwyn, PA 19312
                                         610-993-9999           www.acpfunds.com
                                                                ----------------

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

2006 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY
--------------------------------------------------------------------------------

compared to them. Why should we be compared to an index which includes long/short managers that have market and risk exposures vastly different from ours? While benchmarking makes sense in the relative return world, it is not as useful with absolute return strategies such as ours. Benchmarking is useful when you are dealing with asset classes like stocks and bonds. They allow you to determine how much of a manager's return is coming from the asset class versus their active management. However, when you venture into the long/short hedge fund world where managers are paid a percentage of profits, the focus shifts more towards the manager's skill level in generating absolute returns and protecting capital.

It is interesting that the popularity and growth of benchmarks coincided with the bull market that ran from 1982 to 2000. When the market is going up you are more concerned with "keeping up with the Jones" and less worried about losing money. Prior to this period, investors were more focused on preserving capital and compounding their money in a measured fashion i.e. absolute returns. We, and many others, believe that the investing world is returning to a more absolute return focus and that this is the main reason for the continuing growth of hedge funds. As Alexander Ineichen stated in his new book Asymmetrical Returns (a good book for those interested) "It may turn out that the passionate attachment to market benchmarks was only a brief blip in the (investment) industry's evolution."

ASSET GROWTH AND STRATEGIC DIRECTION

We continue to grow assets through our various channels. Assets grew at a rate of over 50% in 2006 making us confident that the market has accepted our strategy and appreciates our performance. As of 3/31/07 the fund will have a 5-year track record and with that we plan on pursuing other distribution channels that can leverage our fund distribution.

In mid-2006, we discussed a venture with an affiliate of a UK-based merchant bank that would have given us significant distribution resources and an infusion of capital. We would have become a wholly owned affiliate of the bank. The Board of the Funds approved the transaction, which would have resulted in a change of control. Ultimately, as often happens, the transaction did not occur for a variety of financial reasons.

Despite these discussions, please know that we are committed to continuing our business. We will not engage in any strategic transaction unless it makes sense for investors. We believe in our business, and we believe that you like and understand our investment model and our results.

A WORD ABOUT EXPENSES

We do our best to keep total expenses as low as possible. Since the inception of our fund we felt it was important that in the early stages of our fund the advisor should bear most of the fund's expenses. In this regard, we have operated under an expense reimbursement agreement whereby we have agreed to reimburse expenses to limit "other expenses" (i.e. fees other than management and distribution fees) to 15 basis points (0.15%). We have examined both the competitive landscape as well as the rising costs of fund operations. We have determined that we will not renew our expense reimbursement agreement when it expires on May 1, 2007. The immediate result may be an increase of up to 80 basis points (0.80%) in total costs although we expect it to be less... Nevertheless, we anticipate total costs to gradually fall to below the previous limit of 0.15% as assets grow and as we continue our efforts (described below) to reduce expenses.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312
                                         610-993-9999           www.acpfunds.com
                                                                ----------------

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

2006 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY
--------------------------------------------------------------------------------

We continue to implement prudent measures to lower fund expenses. Last year, we terminated our fund administration relationship with PFPC, Inc. because their cost structure did not make sense for our funds. In fact, due to accrued administration fees owing to PFPC, we reached into our pockets and paid the funds nearly $300,000 in order to honor our expense reimbursement agreement. (You will see a note in the financial statements describing this reimbursement.) In January, we determined to relieve Citigroup, PFPC's replacement, because we believe that we can more efficiently perform the administration services that a third party administrator provides. In fact, in-sourcing the fund administration could save shareholders as much as 50 basis points (0.50%) based on current asset levels. Commencing February 1, 2007, our management team (together with an outside accounting firm) has assumed the work of aggregating underlying values, determining the fund's net asset values, and performing other incidental administration services. Citigroup will continue to act as the custodian for the fund's assets and as its transfer agent. Deloitte & Touche LLP, our independent registered public accounting firm, will continue to audit the funds, thereby ensuring a third party control.

If you have any questions or would like to discuss some of the thoughts in this letter, please give us a call. As always, we welcome your calls and look forward to hearing from you. Thank you for this opportunity to be of service.

All the best,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP

Performance shown for the previously mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest directly in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the fund. Please read it carefully before you invest or send money. This fund may not be suitable for all investors. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS and investors may suffer losses in connection with an investment in the strategy.

(1) Refers to the Barclay Fund of Funds Index. The Barclay Fund of Funds Index is a measure of the average return of all fund of funds in the Barclay database. The index is simply the arithmetic average of the net returns of all the fund of funds that have reported that month. The Barclay Fund of Funds Index is recalculated and updated real-time on this page as soon as the monthly returns for the underlying funds are recorded. The number of funds that are currently included in the calculations for the most recent months can be found in the footnotes below. Please note that the calculation for the number of funds is time-stamped and that the number of funds will continue to increase until all funds categorized within the sector have reported monthly returns. Ascendant Capital Partners as well The Barclay Group cannot verify the validity or accuracy of this data and does not recommend any investment or other decision based on their results or on any other index calculation.

Estimated performance for October 2006 calculated with reported data from 1307 funds.

ss. Estimated performance for September 2006 calculated with reported data from 2072 funds.


RISK FACTORS
o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312
                                         610-993-9999           www.acpfunds.com
                                                                ----------------

            FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

2006 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY
--------------------------------------------------------------------------------

o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:

o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.


1235 Westlakes Drive Suite 130 Berwyn, PA 19312
                                         610-993-9999           www.acpfunds.com
                                                                ----------------

           FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DISTRIBUTION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006




                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm                      1
Schedule of Investments                                                      2
Statement of Assets, Liabilities and Members' Capital                        3
Statement of Operations                                                      4
Statements of Changes in Members' Capital                                    5
Statement of Cash Flows                                                      6
Financial Highlights                                                         7
Notes to Financial Statements                                             8-14
Board of Directors (unaudited)                                              15
Fund Management (unaudited)                                                 16
Other Information (unaudited)                                               17

[GRAPHIC OMITTED]
DELOITTE(R)

DELOITTE & TOUCHE LLP
1700 Market Street
Philadephia, PA 19103-3984
USA

Tel: +1 215 246 2300
Fax: +1 215 569 2441

www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of ACP Strategic Opportunities Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members' capital of ACP Strategic Opportunities Fund II, LLC (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended December 31, 2003 and December 31, 2002 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Underlying Funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

March 8, 2007


Member of
DELOITTE TOUCHE TOHMATSU

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
--------------------------------------------------------------------------------


INVESTMENTS IN UNDERLYING FUNDS^# - 81.2%                                                      FAIR VALUE
-----------------------------------------------------------------------------------------------------------------

LONG\SHORT EQUITY:

    CONSUMER - 10.2%
           Falconer Capital Partners, LP (cost $1,500,000)                              $              1,908,254
           Zeke, LP (Cost $590,000)                                                                      908,515
                                                                                        ------------------------
                                                                                                       2,816,769
                                                                                        ------------------------
    DIVERSIFIED - 30.7%
           Bull Path Fund I, LP (Cost $1,550,000)                                                      1,791,318
           Healy Circle Partners, LP (Cost $1,308,000)                                                 1,729,312
           JetStream Global Institutional Partners, LP (Cost $1,000,000)                               1,432,071
           Redstone Investors, LP (Cost $1,400,000)                                                    1,742,621
           Sonar Partners, LP (Cost $1,500,000)                                                        1,791,885
                                                                                        ------------------------
                                                                                                       8,487,207
                                                                                        ------------------------
    FINANCIAL SERVICES - 8.1%
          Castine Partners, LP (Cost $2,000,000)                                                       2,256,629
                                                                                        ------------------------

    LARGE CAP GROWTH - 6.1%
         Litchfield Capital Partners, LP (Cost $1,500,000)                                             1,689,622
                                                                                        ------------------------

    NATURAL RESOURCES - 6.8%
          Van Eck Hard Assets, LP (Cost $1,500,000)                                                    1,882,082
                                                                                        ------------------------

    SMALL CAP VALUE - 5.7%
          Rivanna Partners, LP (Cost $1,500,000)                                                       1,566,081
                                                                                        ------------------------

    TECHNOLOGY - 10.6%
         Brightfield Partners, LP (Cost $1,190,000)                                                    1,657,948
         Connective Fund I, LP (Cost $1,250,000)                                                       1,281,149
                                                                                        ------------------------
                                                                                                       2,939,097
                                                                                        ------------------------
    VALUE - 3.0%
         North Star Partners II, LP (Cost $590,000)                                                      843,464
                                                                                        ------------------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $18,378,000)*
                                                                                                      22,480,951

OTHER ASSETS AND LIABILITIES, NET - 18.8%                                                              4,648,879
                                                                                        ------------------------

MEMBERS' CAPITAL - 100.0%                                                               $             27,129,830
                                                                                        ========================

# - Non-income producing securities.
^ - Securities are issued in private placement  transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2006 was $18,378,000 and $22,480,951 respectively.
*Cost  for  Federal  income  tax  purposes  is the same as for  financial  statement  purposes.  Net  Unrealized appreciation (depreciation) consists of:

                Gross Unrealized Appreciation                  $       4,102,951
                Gross Unrealized Depreciation                                 --
                                                               -----------------
                Net Unrealized Appreciation (Depreciation)     $       4,102,951
                                                               =================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                            DECEMBER 31, 2006
                                                                                        ------------------------
ASSETS
     Investments in Underlying Funds, at fair value (cost $18,378,000)                  $             22,480,951
     Cash                                                                                              3,703,871
     Receivables:
         Redemption of Underlying Fund                                                                 1,084,443
         Due from Investment Manager                                                                     371,438
         Due from affiliates                                                                              32,083
         Interest                                                                                          5,508
                                                                                        ------------------------
Total Assets                                                                                          27,678,294
                                                                                        ------------------------

LIABILITIES
     Payables:
         Redemptions                                                                                       2,731
     Accrued Expenses:
         Accounting and administration fees                                                              195,165
         Management fees                                                                                 187,679
         Professional fees                                                                               136,713
         Custody Fees                                                                                     16,082
         Directors' fees                                                                                   4,500
         Other accrued expenses                                                                            5,594
                                                                                        ------------------------
Total Liabilities                                                                                        548,464
                                                                                        ------------------------

MEMBERS' CAPITAL                                                                        $             27,129,830
                                                                                        ========================

MEMBERS' CAPITAL
Represented by:
     Capital contributions (net)                                                        $             23,109,739
     Accumulated net investment loss                                                                    (845,411)
     Accumulated net realized gain from investments                                                      762,551
     Net unrealized appreciation on investments                                                        4,102,951
                                                                                        ------------------------

MEMBERS' CAPITAL                                                                        $             27,129,830
                                                                                        ========================

Units outstanding (100,000,000 units authorized)                                                       2,076,281

Net Asset Value per Unit (offering and redemption price per Unit)                       $                  13.07
                                                                                        ========================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                 FOR THE
                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 2006
                                                                                        ------------------------
INVESTMENT INCOME
    Interest                                                                            $                 89,199
                                                                                        ------------------------

EXPENSES
    Investment management fees                                                                           335,016
    Accounting and administration fees                                                                   178,191
    Professional fees                                                                                     86,979
    Custody fees                                                                                          29,917
    Insurance expense                                                                                     18,500
    Board of Directors fees                                                                               10,500
                                                                                        ------------------------
Total Expenses                                                                                           659,102
    Less:  expenses reimbursed by Investment Manager                                                    (290,669)
                                                                                        ------------------------

Net Expenses                                                                                             368,434
                                                                                        ------------------------

NET INVESTMENT LOSS                                                                                     (279,235)
                                                                                        ------------------------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
    Net realized gain from investments                                                                   312,649
    Net change in unrealized appreciation of investments                                               1,633,217
                                                                                        ------------------------

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
                                                                                                       1,945,866
                                                                                        ------------------------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                  $              1,666,631
                                                                                        ========================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                       FOR THE                     FOR THE
                                                                     YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 2006           DECEMBER 31, 2005
                                                                  -----------------           -----------------
         MEMBERS' CAPITAL AT BEGINNING OF YEAR                    $      17,804,064           $      13,576,780

             Capital contributions                                        9,297,969                   3,832,373

             Capital withdrawals                                         (1,638,834)                   (694,396)

             Net investment loss                                           (279,235)                   (211,361)

             Net realized gain from investments in Underlying
                 Funds                                                      312,649                     333,542

             Net increase in unrealized appreciation on
                 investments in Underlying Funds                          1,633,217                     967,126
                                                                  -----------------           -----------------

         MEMBERS' CAPITAL AT END OF YEAR                          $      27,129,830           $      17,804,064
                                                                  =================           =================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                                  FOR THE
                                                                                                 YEAR ENDED
                                                                                             DECEMBER 31, 2006
                                                                                             -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in Members' Capital from operations                                             $       1,666,631
     Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
       Purchases of Underlying Funds                                                                (7,250,000)
       Proceeds from redemptions of Underlying Funds                                                 2,102,649
       Net realized gain from investments in Underlying Funds                                         (312,649)
       Net unrealized appreciation on investments in Underlying Funds                               (1,633,217)
       Decrease in receivable for redemption of Underlying Funds                                     1,224,519
       Increase in receivable from Investment Manager                                                 (193,555)
       Increase in interest receivable                                                                  (4,891)
       Decrease in other assets                                                                         10,709
       Increase in due from affiliates                                                                 (32,083)
       Increase in professional fees payable                                                            20,213
       Increase in accounting and administration fees payable                                          116,665
       Increase in management fee payable                                                              121,486
       Decrease in investor servicing fees payable                                                     (15,000)
       Increase in custody fees payable                                                                  5,871
       Increase in Directors fees payable                                                                9,000
       Decrease in other accrued expenses                                                               (4,614)
                                                                                             -----------------
     Net Cash Used in Operating Activities                                                          (4,168,266)
                                                                                             -----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Capital contributions                                                                           9,297,969
     Capital withdrawals (net of redemption payable)                                                (1,636,103)
                                                                                             -----------------
Net Cash provided by financing activities                                                            7,661,866
                                                                                             -----------------

Net Increase in Cash                                                                                 3,493,600
Cash at beginning of year                                                                              210,271
                                                                                             -----------------
Cash at end of year                                                                          $       3,703,871
                                                                                             =================

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                                   April 1, 2002 (a)
                                                                                                                         Through
                                                                          For the Year Ended December 31,             December 31,
                                                                2006          2005            2004         2003(e)       2002(e)
                                                               ------        ------          ------        ------      ------
        NET ASSET VALUE, BEGINNING OF PERIOD                   $12.10        $11.39          $10.64         $9.32      $10.00
                                                               ------        ------          ------         -----      ------

        INVESTMENT OPERATIONS

        Net investment loss                                     (0.16)(b)     (0.15)(b)       (0.17)(b)     (0.12)      (0.12)
        Net realized and unrealized gain (loss)
             from investments in Underlying Funds                1.13          0.86            0.92          1.44       (0.56)
                                                               ------        ------          ------         -----      ------

        Total from investment operations                         0.97          0.71            0.75          1.32       (0.68)
                                                               ------        ------          ------         -----      ------
        NET ASSET VALUE, END OF PERIOD                         $13.07        $12.10          $11.39        $10.64      $ 9.32
                                                               ======        ======          ======         =====      ======

        TOTAL RETURN (c)                                        8.02%         6.23%           7.05%        14.16%     (6.76)%

        RATIOS/SUPPLEMENTARY DATA
        Members' Capital at end of period (000's omitted)     $27,130       $17,804         $13,577        $7,585      $6,032

        Ratios to Average Net Assets: (d)
          Expenses, net of reimbursement/waiver of fees         1.67%         1.42%           1.60%         1.45%       2.00%
          Expenses, excluding reimbursement/waiver of fees      2.98%         3.17%           3.27%         4.31%       6.75%
          Net investment income (loss)                        (1.26)%       (1.29)%         (1.57)%       (1.43)%     (1.99)%

        PORTFOLIO TURNOVER RATE (c)                               11%           35%             15%           18%          0%

----------------
(a) Commencement of Operations.
(b) Calculated using average units outstanding during the period.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Audited by other auditors.

                        See Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

Ascendant Capital Partners, LP, a Delaware limited partnership, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation, the estimated

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

B. NET ASSET VALUATION

The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard
Time) on the last business day of each Allocation Period (as defined in Note 3), unless the calculation of the net asset value has been suspended.

C. INVESTMENT INCOME

Interest income is recorded on the accrual basis.

D. FUND EXPENSES

The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee) to the extent those other expenses exceed 1.65% per annum of average net assets. During the year ended December 31, 2006, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $290,669.

E. INCOME TAXES

The Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits for each taxable year of the Fund ending with or within the Member's taxable year.

F. CASH AND CASH EQUIVALENTS

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2006, the Fund held $2,702,100 in an interest bearing cash account at PNC Bank and $1,001,771 in an interest bearing cash account at Citigroup Trust Co.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund maintains a separate capital account for each Member that has an opening balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year, (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to a performance adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum.

Each member of the Board of Directors, who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

PFPC Trust Company served as custodian of the Fund's assets and provided custodial services for the Fund. Effective July 31, 2006, custody of the Fund's assets was transferred to Citigroup Trust Company. PFPC Trust Company continued to provide some custodial services.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

PFPC, Inc. served as administrator and accounting agent to the Fund and provided certain accounting, record keeping, tax and investor related services. This agreement was terminated effective July 31, 2006. The Fund paid a monthly fee to the administrator and the custodian based upon average members' capital, subject to certain minimums.

Citigroup  Fund  Services,   LLC  ("Citigroup")   serves  as  administrator  and
accounting agent to the Fund and provides certain accounting and record keeping, tax and investor related services.

5. INVESTMENT TRANSACTIONS

Total purchases of Underlying Funds for the year ended December 31, 2006, amounted to $7,250,000. Total proceeds from sales of Underlying Funds for the year ended December, 31, 2006, amounted to $2,102,649. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2006

6. RISK FACTORS

An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7. UNDERLYING FUNDS

The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

Brightfield Partners, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. UNDERLYING FUNDS (CONTINUED)

Bull Path Fund I, LP invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equities which are listed on the major exchanges. This Underlying Fund allows for semi-annual redemptions with 12-month lock-up since initial investment, quarterly after that, upon 45 days prior notice.

Castine Partners, LP seeks to achieve long-term capital appreciation through investment primarily in publicly traded equity securities of United States financial institutions. This Underlying Fund allows for withdrawals on June 30 and December 31 upon 45 days prior notice, after one year has elapsed since initial investment.

Connective Fund I, LP focuses its investments in publicly traded equities in the technology and communications sectors. This Underlying Fund allows for quarterly redemptions with 45 days notice after one year has elapsed since the initial investment.

Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed since initial investment.

JetStream Global Institutional Partners, LP seeks to achieve growth of capital through investments in common stocks. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

Litchfield Capital Partners, LP seeks to provide consistently strong risk-adjusted returns that are not correlated to overall stock market performance. This underlying fund allows for monthly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed since initial investment.

Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed since initial investment.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. UNDERLYING FUNDS (CONTINUED)

Rivanna Partners, LP is a "bottom-up" long/short US equities fund. The fund focuses on a broad range of industries including technology, industrial products, consumer products and services, energy and natural resources. This Underlying Fund allows for quarterly redemptions with 45 days notice after one year has elapsed since the initial investment.

Sonar Partners, LP seeks capital appreciation by buying, holding and selling a broad range of equity securities, debt securities, options, futures and other derivatives over time frames ranging from intra-day to several or more months. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed since initial investment.

Van Eck Hard Assets, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed since initial investment.

Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed since initial investment.

8. REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board of Directors. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated income and gains taxable for Federal, state and local income tax purposes and not receive any cash distribution.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9. CAPITAL STOCK TRANSACTIONS

Transactions in Units were as follows:

                                              For the               For the
                                             Year ended           Year ended
                                         December 31, 2006     December 31, 2005
                                         -----------------     -----------------

Number of Units issued                          736,011              338,807
Number of Units redeemed                       (130,557)             (60,207)
                                         -----------------     -----------------
Net increase in Units outstanding               605,454              278,600
Units outstanding, beginning of year          1,470,827            1,192,227
                                         -----------------     -----------------
Units outstanding, end of year                2,076,281            1,470,827
                                         -----------------     -----------------

On  December  31,  2006,  four  shareholders  held   approximately  76%  of  the
outstanding shares of the Fund. Some of the shareholders are comprised of feeder funds, which are themselves owned by several shareholders.

10. GUARANTEES

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. RECENT ACCOUNTING PRONOUNCEMENTS

FASB INTERPRETATION NO. 48

In  July  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year closed-end funds by no later than June 29, 2007. The Investment Manager has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

SFAS NO. 157

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (SFAS 157), "Fair Value Measurements", which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11. RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issues for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of SFAS 157 on the Fund's financial statements.

12. SUBSEQUENT EVENTS

Effective February 3, 2007, the Fund terminated its Fund Accounting Services Agreement with Citigroup. Such services will now be performed by the Investment Manager.

On February 6, 2007, the Investment Manager made a payment to the Fund of $178,003 as part of the Fund's reimbursement agreement. The Fund also terminated its custodian agreement with PFPC Trust Company.

In addition, the Board and the Investment Manager agreed on a plan which would bring the balance of the receivable from the Investment Manager to zero by December 31, 2007.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

 The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request.


     NAME, AGE, ADDRESS AND        LENGTH OF TIME     PRINCIPAL OCCUPATION DURING             OTHER TRUSTEESHIPS
       POSITION WITH FUND              SERVED               PAST FIVE YEARS                    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
 Mr. John Connors                 Since inception     Portfolio Manager, Guyasuta    ACP Continuum Return Fund II, LLC,
 Age: 64                                              Investment Advisors;           Berwyn, PA; and ACP Funds Trust,
 100 Matsonford Road                                  previously, Portfolio          Berwyn, PA
 Building 5, suite 520                                Manager, Delaware
 Radnor, PA 19087                                     Investments
 Director

 Mr. John Van Roden               Since 2003          Senior Vice President and      ACP Continuum Return Fund II, LLC,
 Age: 57                                              Chief Financial Officer        Berwyn, PA; and ACP Funds Trust,
 436 Colebrook Lane                                   Glatfelter, 2003- present.     Berwyn, PA;
 Bryn Mawr, PA 19010                                  Senior Vice President and
 Director                                             Chief Financial Officer
                                                      Connectiv 1998-2003

 Robert Andres                   Since 2004           Chairman and President of      ACP Continuum Return Fund II, LLC,
 Age: 67                                              Andres Capital Management      Berwyn, PA; and ACP Funds Trust,
 Andres Capital Management                                                           Berwyn, PA;
 11 Twin Creek Lane
 Berwyn, PA 19312
 Director

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.


       NAME, AGE AND POSITION WITH FUND         LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST
                                                                                        FIVE YEARS
----------------------------------------------------------------------------------------------------------------

Gary Shugrue                                    Since inception            Chief Investment Officer of ACP
Age: 52                                                                    Investments, LP; previously,
President and Chief Investment Officer                                     General Partner of Argos Advisors

Stephanie Strid Davis                           Since inception            Director, Client Services and Fund
Age: 36                                                                    Operations of ACP Investments, LP;
Director, Client Services and Administration                               previously Institutional Equity
                                                                           Sales, Credit Suisse First Boston

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2.  CODE OF ETHICS.

     The  registrant,  as of the end of the period  covered by this report,  has adopted a code of ethics ("Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Board of Directors of the registrant has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and activities of the registrant and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2005 and $35,500 for 2006.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $9,000 for 2006.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           The Audit Committee pre-approves all audit and permitted non-audit services the independent auditor provides to the registrant, and all services that the independent auditor provides to the registrant's investment adviser(s) and advisory affiliates (whether or not directly related to the registrant's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services,(1) shall not require pre-approval. A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the registrant, its investment adviser, and advisory affiliates that provide ongoing services to the registrant for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the registrant did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the registrant and the registrant approves them before the audit is complete.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b) Not applicable

                      (c) 100%

                      (d) Not applicable.

     (f) The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work

----------
         performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) Not applicable


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Proxy Voting Policies are attached herewith.


                           ASCENDANT CAPITAL PARTNERS

                        ACP CONTINUUM RETURN FUND II, LLC

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                                 ACP FUNDS TRUST

                       Proxy Voting Policy and Procedures

         Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

         Duties with Respect to Proxies:

         Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

         Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

         Nonetheless, where client holdings are voting securities and a meeting of security holders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

         Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

         Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

         To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

         Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

         Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

         Conflicts of Interest:

         Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

         Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

         Obtaining Proxy Voting Information:

         To obtain information on how Ascendant voted proxies, please contact:

                  Gary E. Shugrue

                  c/o Ascendant Capital Partners LLC

                  1235 Westlakes Drive, Suite 130

                  Berwyn, PA 19312

         Recordkeeping:

         ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

         Adopted: This 13th day of March, 2006



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  (a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Gary E. Shugrue is the Founder, President and Chief Investment Officer of Ascendant Capital Partners, LLC ("ACP"), the investment adviser to the registrant. Mr. Shugrue serves as portfolio manager to the ACP Strategic Opportunities Fund II, LLC as well as the ACP Funds Trust. He started ACP in August of 2001 as a subsidiary of Turner Investment Partners, a $13 billion asset management firm. He brings seventeen years of hedge fund experience and twenty-nine years overall investment experience to the firm. From 1988 to 2000 he served as the co-founder and partner of Argos Advisors LLC, an equity hedge fund firm. From 1981 to 1988 he was a Vice President in Institutional Equity Sales with Kidder Peabody, Prudential Securities and Merrill Lynch servicing large institutional clients in the Mid-Atlantic area. From 1977 to 1979 he was an Account Executive with Merrill Lynch. He earned his MBA in Finance from the University of Pennsylvania's Wharton School in 1981 and his BS in Accounting from Villanova University in 1976.

  (a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         Gary Shugrue is also the portfolio manager for the ACP Funds Trust. The portfolios of ACP Funds Trust - ACP Adviser Series Strategic Opportunities Fund, ACP Institutional Series Strategic Opportunities Fund, and ACP Advantage Series Strategic Opportunities Fund - invest exclusively in the registrant. The assets of the ACP Funds Trust as of 12/31/06 were approximately $10,846,343 million.

         Although ACP does not receive an advisory fee based on account performance, ACP's management fee changes depending on performance of the portfolio I.E. ACP earns a greater percentage of assets as a management fee as annual performance of the registrant exceeds 6%..


                                                                                No. of          Total Assets
                                                                               Accounts          in Accounts
  Name of                                                                        where              where
 Portfolio                                    Total                          Advisory Fee       Advisory Fee
 Manager or              Type of         No. of Accounts       Total          is Based on        is Based on
Team Manager            Accounts             Managed           Assets         Performance        Performance
------------------------------------------------------------------------------------------------------------
Gary E. Shugrue      Registered                  2          $10.8 million          0                 $0
                     Investment
                     Companies: RICS
------------------------------------------------------------------------------------------------------------
                     Other Pooled                1          $16.3 million          0                 $0
                     Investment
                     Vehicles: LLC
------------------------------------------------------------------------------------------------------------
                     Other Accounts:             0               $0                0                 $0
------------------------------------------------------------------------------------------------------------

         POTENTIAL CONFLICTS OF INTERESTS

         A potential conflict of interest may arise in that Gary Shugrue directs the ACP Funds Trust portfolios to invest in the registrant, for which he receives compensation.

  (a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         As of January 2006, compensation received by the registrant's Portfolio Manager is a fixed base salary. with a possible year-end bonus. However, Gary Shugrue, the portfolio manager, benefits not because of his bonus but because he is the controlling equity holder in the firm. As such, the value of his equity and his distributions increase if the registrant's assets increase and the fund performs well, as described above.

         As assets under management grow, it is the intention of Ascendant to retain and attract talented employees through attractive compensation and growth opportunities.

  (a)(4) DISCLOSURE OF SECURITIES OWNERSHIP

         The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2006.



                                              Dollar ($)
                                            Range of Fund
                    Name of Portfolio           Shares
                        Manager or           Beneficially
                       Team Member              Owned
                    ------------------      -------------

                      GARY E. SHUGRUE         $ 124,083
                                              ---------

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   ACP Strategic Opportunities Fund II, LLC
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Gary E. Shugrue
                         -------------------------------------------------------
                               Gary E. Shugrue, President, Chief Investment
                               Officer and Chief Financial Officer
                               (principal executive officer and principal
                               financial officer)

Date                           March 12, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Gary E. Shugrue
                         -------------------------------------------------------
                               Gary E. Shugrue, President, Chief Investment
                               Officer and Chief Financial Officer
                               (principal executive officer and principal
                               financial officer)


Date                           March 12,2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.